Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit after tax		$ 307.7	$ 218.0	$ 141.3
Cash flow hedges
Fair value gain/(loss) arising on hedging instruments during the year		38.9	(29.7)	1.2
Deferred tax (charge)/credit on hedging instruments		(10.2)	7.9	(0.3)
Currency translation adjustments		6.7	(3.3)	1.8
Items that will not be recycled to profit or loss:
Change in fair value of financial liabilities designated at FVTPL due to own credit risk		0.0	(15.9)	(6.4)
Deferred tax credit on change in fair value of financial liabilities designated at FVTPL due to own credit risk		0.0	4.0	1.7
Fair value (loss)/gain on investments in equity instruments designated at FVTOCI		(0.9)	3.4	0.0
Deferred tax credit/(charge) on revaluation of investments		0.3	(0.9)	(0.3)
Other comprehensive income/(loss), net of tax		34.8	(34.5)	(2.3)
Total comprehensive income/(loss)		342.5	183.5	139.0
Attributable to:
Ordinary shareholders of the Group		328.7	170.2	125.7
Non-controlling interest		0.5	0.0	0.0
Other equity holders	[1]	$ 13.3	$ 13.3	$ 13.3

[1]	1.Other equity holders relate to holders of AT1 securities.